Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Variable Trust
Entity Central Index Key	0000822671
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class IA
Shareholder Report [Line Items]
Fund Name	Putnam VT Mortgage Securities Fund
Class Name	Class IA
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam VT Mortgage Securities Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IA1	$52	0.50%
[1],[2]
Expenses Paid, Amount	$ 52	[1]
Expense Ratio, Percent	0.50%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IA shares of Putnam VT Mortgage Securities Fund returned 9.39%. The Fund compares its performance to the  Bloomberg U.S. MBS Index and the Putnam VT Mortgage Securities Linked Benchmark†, which both returned 8.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) cash bonds were the largest contributor to relative returns. Spreads tightened notably during the year as commercial real estate fundamentals and outlook improved. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes have been providing more price transparency.

↑
Residential mortgage credit, particularly our allocation to credit risk transfer (CRT) securities. Overall, CRT technicals continue to be supportive, consumer balance sheets remain strong, and delinquency statuses across subsectors, including CRT and non-qualified mortgages (non-QM) remain low.

↑
Agency interest-only (IO) holdings were another contributor. Prepayment speeds remain subdued and remain well below the normal historical range. Seasoned IO bonds are still well “out-of-the-money” and thus benefited from stable prepayment speeds and a strong carry profile.

Top detractors from performance:
↓	Mortgage basis (the difference between mortgage interest rates and treasury yields) positioning was a detractor during the period.
Use of derivatives and the impact on performance:
The Fund utilized interest-rate swaps to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. Commercial real estate derivatives were used to gain exposure to the CMBS sector and hedge credit and market risks. Futures were used for hedging treasury term structure risk and for yield curve positioning. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IA	9.39	1.07	1.87
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. MBS Index	8.58	0.15	1.59
Putnam VT Mortgage Securities Linked Benchmark†	8.58	0.15	1.48
[3]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 25,745,019
Holdings Count | $ / shares	313
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	871.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$25,745,019
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	313
Total Management Fee Paid	$0
Portfolio Turnover Rate	871%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, the portfolio managers for the Fund are Neil Dhruv, Jatin Misra, CFA, and Michael V. Salm.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IB
Shareholder Report [Line Items]
Fund Name	Putnam VT Mortgage Securities Fund
Class Name	Class IB
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam VT Mortgage Securities Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IB1	$78	0.75%
[5],[6]
Expenses Paid, Amount	$ 78	[5]
Expense Ratio, Percent	0.75%	[5]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IB shares of Putnam VT Mortgage Securities Fund returned 9.09%. The Fund compares its performance to the  Bloomberg U.S. MBS Index and the Putnam VT Mortgage Securities Linked Benchmark†, which both returned 8.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) cash bonds were the largest contributor to relative returns. Spreads tightened notably during the year as commercial real estate fundamentals and outlook improved. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes have been providing more price transparency.

↑
Residential mortgage credit, particularly our allocation to credit risk transfer (CRT) securities. Overall, CRT technicals continue to be supportive, consumer balance sheets remain strong, and delinquency statuses across subsectors, including CRT and non-qualified mortgages (non-QM) remain low.

↑
Agency interest-only (IO) holdings were another contributor. Prepayment speeds remain subdued and remain well below the normal historical range. Seasoned IO bonds are still well “out-of-the-money” and thus benefited from stable prepayment speeds and a strong carry profile.

Top detractors from performance:
↓	Mortgage basis (the difference between mortgage interest rates and treasury yields) positioning was a detractor during the period.
Use of derivatives and the impact on performance:
The Fund utilized interest-rate swaps to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. Commercial real estate derivatives were used to gain exposure to the CMBS sector and hedge credit and market risks. Futures were used for hedging treasury term structure risk and for yield curve positioning. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IB	9.09	0.83	1.62
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. MBS Index	8.58	0.15	1.59
Putnam VT Mortgage Securities Linked Benchmark†	8.58	0.15	1.48
[7]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 25,745,019
Holdings Count | $ / shares	313
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	871.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$25,745,019
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	313
Total Management Fee Paid	$0
Portfolio Turnover Rate	871%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, the portfolio managers for the Fund are Neil Dhruv, Jatin Misra, CFA, and Michael V. Salm.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
†	The Putnam VT Mortgage Securities Linked Benchmark represents the performance of the Bloomberg GNMA Index through April 18, 2018, and the performance of the Bloomberg U.S. MBS Index thereafter.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[6]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[7]
†	The Putnam VT Mortgage Securities Linked Benchmark represents the performance of the Bloomberg GNMA Index through April 18, 2018, and the performance of the Bloomberg U.S. MBS Index thereafter.

[8]
*	Does not include derivatives, except purchased options, if any.